As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09445

Marketocracy Funds
(Exact name of registrant as specified in charter)

1200 Park Place, Suite 100, San Mateo, CA 94403
(Address of principal executive offices) (Zip code)

Kendrick W. Kam
1200 Park Place, Suite 100, San Mateo, CA 94403
(Name and address of agent for service)

1-888-884-8482
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

MARKETOCRACY MASTERS 100 FUND
Portfolio of Investments
September 30, 2006
(Unaudited)
	Shares	Market Value
Common Stocks - 98.7%		$40,494,088
(cost $37,047,691)

CONSUMER DISCRETIONARY - 7.7%		3,147,927
ACR GROUP, INC.*	13,716	74,615
AVATAR HOLDINGS, INC.*	1,700	100,402
BOYD GAMING CORP.	1,400	53,816
BROWN SHOE CO., INC.	2,100	75,264
BUILDERS FIRSTSOURCE, INC.*	6,400	97,472
THE CHILDREN'S PLACE RETAIL STORES, INC.*	1,800	115,254
COACH, INC.*	3,600	123,840
DAC TECHNOLOGIES GROUP INTERNATIONAL, INC.*	34,550	69,100
DELEK US HOLDINGS, INC.*	100	1,850
DREW INDUSTRIES INC.*	2,400	60,624
DXP ENTERPRISES, INC.*	13,700	320,443
ESCALA GROUP, INC.*	6,354	34,566
HANESBRANDS, INC.*	8,700	195,837
THE HOME DEPOT, INC.	3,700	134,199
HOME SOLUTIONS OF AMERICA, INC.*	31,300	171,524
INFOSONICS CORP.*	128,800	779,240
JOHNSON CONTROLS, Inc.	1,100	78,914
THE MEN'S WEARHOUSE, INC.	2,150	80,001
NIKE, INC. - CLASS B	1,200	105,144
NOBLE INTERNATIONAL, LTD.	5,704	71,357
POLO RALPH LAUREN CORP.	2,100	135,849
PROQUEST CO.*	6,600	85,932
QUANTUM FUEL SYSTEMS TECHNOLOGIES WORLWIDE, INC.*	18,100	35,838
SHOE CARNIVAL, INC.*	2,800	70,616
TOYOTA MOTOR CORP. - ADR	700	76,230

CONSUMER STAPLES - 3.8%		1,558,796
BUNGE LTD.	1,100	63,745
COMPANIA CERVECERIAS UNIDAS S.A. - ADR	3,900	102,687
COCA-COLA FEMSA, S.A. DE C.V. - ADR	2,600	81,302
GRUMA, S.A. DE C.V. - ADR	17,100	206,910
LOEWS CORP. - CAROLINA GROUP	2,100	116,319
M&F WORLDWIDE CORP.*	7,200	105,840
ORALABS HOLDING CORP.*	6,847	38,686
PILGRIM'S PRIDE CORP.	2,100	57,435
PROCTER & GAMBLE CO.	4,400	272,712
PYRAMID BREWERIES, INC.*	40,650	101,625
SADIA S.A. - ADR	3,500	96,845
SANDERSON FARMS, INC.	2,100	67,956
SEABOARD CORP.	100	120,500
UNILEVER PLC - ADR	3,500	86,835
WILAMETTE VALLEY VINEYARDS, INC.*	6,900	39,399

ENERGY - 20.3%		8,325,777
ABRAXAS PETROLEUM CORP.*	12,800	39,168
ALLIS-CHALMERS ENERGY, INC.*	26,100	382,104
APACHE CORP.	2,400	151,680
ATLAS AMERICA, INC.*	1,631	69,612
BG GROUP PLC - ADR	1,300	79,261
CABOT OIL & GAS CORP.	2,500	119,825
CALLON PETROLEUM CO.*	22,300	302,388
CE FRANKLIN, LTD.*	13,100	147,113
CHAPARRAL RESOURCES, INC.*	71,000	413,220
CHESAPEAKE ENERGY CORP.	6,200	179,676
CHEVRON CORP.	3,700	239,982
CIMAREX ENERGY CO.	1,200	42,228
CONOCOPHILLIPS	9,100	541,723
EDGE PETROLEUM CORP.*	3,200	52,704
ENCANA CORP.	4,200	196,098
ENERGY PARTNERS, LTD.*	3,600	88,740
FIELDPOINT PETROLEUM CORP.*	14,400	40,896
GENERAL MARITIME CORP.	3,300	120,714
GIANT INDUSTRIES, INC.*	1,650	133,980
GRANT PRIDECO, INC.*	2,800	106,484
GULFPORT ENERGY CORP.*	7,200	83,448
HELIX ENERGY SOLUTIONS GROUP, INC.*	3,900	130,260
HUGOTON ROYALTY TRUST	69	1,818
HYDRIL CO.*	700	39,242
LUFKIN INDUSTRIES, INC.	2,600	137,592
MARTIN MIDSTREAM PARTNERS L.P.	2,700	89,100
MAVERICK TUBE CORP.*	1,900	123,177
MITCHAM INDUSTRIES, INC.*	4,100	43,337
NORSK HYDRO ASA - ADR	3,700	83,287
OCCIDENTAL PETROLEUM CORP.	14,800	712,028
OMI CORP.	3,700	80,327
PATTERSON-UTI ENERYGY, INC.	1,900	45,144
PENN WEST ENERGY TRUST	3,840	141,005
PETROBRAS ENERGIA PARTICIPACIONES S.A. - ADR*	4,900	49,343
PETROLEUM DEVELOPMENT CORP.*	3,700	147,593
PETROQUEST ENERGY, INC.*	8,100	84,483
PLAINS EXPLORATION & PRODUCTION CO.*	1,200	51,492
PROVIDENT ENERGY TRUST	7,490	88,008
RANGE RESOURCES CORP.	3,200	80,768
SHIP FINANCE INTERNATIONAL LTD.	4,603	91,600
T-3 ENERGY SERVICES, INC.*	4,467	89,653
TALISMAN ENERGY, INC.	12,300	201,474
TEL OFFSHORE TRUST	90	549
TESORO CORP.	6,500	376,870
TRANSMERIDIAN EXPLORATION, INC.*	18,300	72,285
UNION DRILLING, INC.*	8,200	90,200
UNIT CORP.*	1,900	87,343
VAALCO ENERGY, INC.*	6,200	44,516
VALERO ENERGY CORP.	29,292	1,507,659
WESTERN REFINING, INC.	4,500	104,580

FINANCIALS - 14.1%		5,800,339
21ST CENTURY HOLDING CO.	3,400	62,764
ACTRADE FINANCIAL TECHNOLOGIES, LTD.*	53,600	-
AFFILIATED MANAGERS GROUP, INC.*	900	90,099
AMERICAN LAND LEASE INC.	100	2,375
AMERICAN PHYSICIANS SERVICES GROUP, INC.	8,726	143,979
AMERIPRISE FINANCIAL, INC.	1,200	56,280
AMERIS BANCORP	3,134	85,276
ARCH CAPITAL GROUP, LTD.*	1,400	88,886
BANK OF SOUTH CAROLINA CORP.	2,911	50,098
BARCLAYS PLC - ADR	5,000	253,850
BEACH FIRST NATIONAL BANCSHARES, INC.*	2,440	61,000
BERKSHIRE HATHAWAY HOLDINGS, INC. - CLASS B*	100	317,400
CASCADE BANCORP	3,000	112,650
CASH AMERICA INTERNATIONAL, INC.	3,300	128,964
CREDICORP, LTD.	6,500	272,870
DIAMOND HILL INVESTMENT GROUP, INC.*	3,745	236,871
FIDELITY NATIONAL TITLE GROUP, INC. - CLASS A	200	4,192
FIRST REGIONAL BANCORP*	6,300	214,641
FRANKLIN RESOURCES, INC.	3,900	412,425
THE GOLDMAN SACHS GROUP, INC.	500	84,585
GYRODYNE CO. OF AMERICA, INC.*	3,625	164,937
INTERVEST BANCSHARES CORP.*	3,500	152,460
KINGSWAY FINANCIAL SERVICES, INC.	4,200	95,466
LEUCADIA NATIONAL CORP.	3,600	94,212
MERCER INSURANCE GROUP, INC.	4,190	108,270
MERCURY GENERAL CORP.	1,200	59,532
MORGAN STANLEY	1,400	102,074
NEWTEK BUSINESS SERVICES, INC.*	66,835	116,961
ORIX CORP. - ADR	700	96,670
PREMIERWEST BANCORP	8,200	131,118
RADIAN GROUP, INC.	1,700	102,000
SAFETY INSURANCE GROUP, INC.	2,100	102,186
SCBT FINANCIAL CORP.	2,800	104,720
SECURITY BANK CORP.	4,404	99,574
SMITHTOWN BANCORP, INC.	3,601	97,191
STANCORP FINANCIAL GROUP, INC.	1,200	53,556
STATE AUTO FINANCIAL CORP.	2,800	85,540
U.S. GLOBAL INVESTORS, INC.*	55,135	1,354,667

HEALTH CARE - 13.2%		5,401,619
A.D.A.M., INC.*	3,414	23,864
AKORN, INC.*	65,900	237,899
AMARIN CORP.*	31,500	83,790
BIOGEN IDEC, INC.*	22,200	991,896
CARDIOTECH INTERNATIONAL, INC.*	36,825	47,136
CUTERA, INC.*	5,600	148,904
DEPOMED, INC.*	45,100	184,008
ELAN CORP. PLC - ADR*	168,300	2,588,454
EMERITUS CORP.*	200	4,310
HEALTH GRADES, INC.*	14,000	61,320
KOS PHARMACEUTICALS, INC.*	7,800	385,476
MEDICAL ACTION INDUSTRIES, INC.*	2,777	74,673
NOVAMED, INC.*	3,500	27,580
PSYCHEMEDICS CORP.	5,500	92,840
SANTARUS, INC.*	44,200	327,964
SUNRISE SENIOR LIVING, INC.*	2,500	74,675
SYNERGETICS USA, INC.*	10,500	46,830

INDUSTRIALS - 11.1%		4,569,607
ADVANCED ENVIRONMENTAL RECYCLING TECHNOLOGIES, INC.*	42,326	95,657
AMERICAN SUPERCONDUCTOR CORP.*	7,300	67,598
AMREP CORP.	2,000	97,740
CSX CORP.	2,200	72,226
DIGITAL POWER CORP.*	39,700	53,595
DOVER CORP.	1,100	52,184
DYANAMIC MATERIALS CORP.	4,000	129,680
ECOLOGY AND ENVIRONMENT, INC. - CLASS A	10,500	106,785
ELKCORP	2,400	65,160
ENCORE WIRE CORP.*	4,500	158,805
ESSEX CORP.*	3,200	55,680
FREIGHTCAR AMERICA, INC.	2,000	106,000
GARDNER DENVER, INC.*	1,800	59,544
GENESEE & WYOMING, INC.*	3,450	80,109
THE GOLDFIELD CORP.*	62,300	66,661
GRAHAM CORP.	700	12,425
HUTTIG BUILDING PRODUCTS, INC.*	100	553
IMPERIAL INDUSTRIES, INC.*	9,000	100,620
JINPAN INTERNATIONAL, LTD.	16,400	183,516
JOHN H. HARLAND CO.	2,200	80,190
KREISLER MANUFACTURING CORP.*	33,452	321,139
K-TRON INTERNATIONAL, INC.*	2,600	164,372
THE LAMSON & SESSIONS CO.*	9,500	226,290
LANDSTAR SYSTEMS, INC.	1,900	81,130
LMI AEROSPACE, INC.*	2,700	49,950
MAC-GRAY CORP.*	6,700	78,725
MILLER INDUSTRIES, INC.*	4,200	76,734
NORFOLK SOUTHERN CORP.	3,600	158,580
RG AMERICA, INC.*	54,300	28,019
SIMCLAR, INC.*	20,700	93,564
STANTEC, INC.*	2,198	40,399
STERLING CONSTUCTION CO., INC.*	4,600	92,276
TECHNOLOGY RESEARCH CORP.	9,700	41,225
TELEDYNE TECHNOLOGIES INC.*	4,400	174,240
THOMAS GROUP, INC.	24,700	253,669
TRINITY INDUSTRIES, INC.	11,300	363,521
UNION PACIFIC CORP.	2,200	193,600
UNITED INDUSTRIAL CORP.	2,100	112,350
UNIVERSAL FOREST PRODUCTS, INC.	1,400	68,670
U.S. HOME SYSTEMS, INC.*	4,498	42,551
VALLEY NATIONAL GASES INC.	3,700	92,389
VSE CORP.	5,199	156,490
ZUNICOM, INC.*	9,200	14,996

INFORMATION TECHNOLOGY - 14.8%		6,069,080
ADDVANTAGE TECHNOLOGIES GROUP, INC.*	35,500	149,100
AGERE SYSTEMS, INC.*	5,500	82,115
AIXTRON AG - ADR*	153	555
AMERICAN TECHNICAL CERAMICS CORP.*	5,400	66,420
ANIXTER INTERNATIONAL, INC.	2,300	129,881
APPLE COMPUTER, INC.*	4,800	369,744
CATALYST SEMICONDUCTOR, INC.*	300	1,014
CHIPMOS TECHNOLOGIES (BERMUDA), LTD.*	117,200	699,684
CLICK COMMERCE, INC.*	34,800	787,176
CREATIVE TECHNOLOGY, LTD.	33,190	215,735
CSP, INC.*	23,401	201,249
CVD EQUIPMENT CORP.*	13,900	47,816
DATALINK CORP.*	10,300	95,275
DELL, INC.*	43,400	991,256
ECI TELECOM, LTD.*	13,600	112,200
ECTEL, LTD.*	217	963
ELECTRONIC CLEARING HOUSE, INC.*	9,520	171,360
EON COMMUNICATIONS CORP.*	55,700	72,410
FIRST DATA CORP.	9,900	415,800
GIGAMEDIA LTD.*	10,300	115,360
HARMONIC, INC.*	100	735
IMERGENT, INC.*	7,000	98,910
THE KNOT, INC.*	3,400	75,242
MICROSEMI CORP.*	2,392	45,089
MICROSOFT CORP.	18,300	500,139
MOTOROLA, INC.	4,500	112,500
NETSOL TECHNOLOGIES, INC.*	46,650	85,836
PERFICIENT, INC.*	6,800	106,624
RELM WIRELESS CORP.*	28,300	221,023
SMITH MICRO SOFTWARE, INC.*	2,100	30,198
STORAGE NETWORKS, INC.*	24,000	-
WIRELESS XCESSORIES GROUP, INC.*	20,500	64,575
ZONES, INC.*	300	3,096

MATERIALS - 9.3%		3,815,611
AGRIUM, INC.	14,200	383,258
ALMADEN MINERALS, LTD.*	25,300	56,925
AMERICAN VANGUARD CORP.	1	14
ARCH CHEMICALS, INC.	4,200	119,490
ARKEMA - ADR*	30	1,414
BRUSH ENGINEERED MATERIALS, INC.*	4,500	111,915
CEMEX, S.A. DE C.V. - ADR *	9,000	270,720
CHAPARRAL STEEL CO.*	1,100	37,466
COMPANHIA VALE DO RIO DOCE - ADR	5,000	107,800
CLAUDE RESOURCES, INC.*	72,100	84,357
CLEVELAND-CLIFFS CORP.	2,800	106,708
THE DOW CHEMICALCO.	1,100	42,878
EMPIRE RESOURCES, INC.	8,300	73,040
GOLD RESERVE, INC. - CLASS A*	26,200	107,158
GREAT BASIN GOLD, LTD.*	36,100	50,179
LESCO, INC.*	3,900	31,590
MINCO MINING & METAL CORP.*	36,100	53,789
MINES MANAGEMENT, INC.*	11,200	62,720
NN, INC.	7,200	85,176
NORTHGATE MINERALS CORP.*	266,500	852,800
NOVAGOLD RESOURCES, INC.*	7,200	112,968
PHELPS DODGE CORP.	600	50,820
POSCO - ADR*	2,800	181,804
SILVER STANDARD RESOURCES, INC.*	7,200	158,976
SYNTAX- BRILLIAN CORP.*	24,500	115,395
TECK COMINCO LTD. - CLASS B*	1,900	118,731
U.S. CONCRETE, INC.*	15,300	99,603
UFP TECHNOLOGIES, INC.*	13,700	72,884
UNITED STATES LIME & MINERALS, INC.*	5,225	160,408
VALHI, INC.	4,500	104,625

TELECOMMUNICATION SERVICES - 3.6%		1,479,781
BROADWING CORP.*	7,300	92,126
CINCINNATI BELL, INC.*	22,900	110,378
ESCHELON TELECOM, INC.*	2,700	45,873
GLOBAL CROSSING LTD.*	6,400	131,200
METROMEDIA INTERNATIONAL GROUP, INC.*	90,600	160,362
NTT DOCOMO, INC. - ADR	18,200	280,462
TELECOM CORP. OF NEW ZEALAND LTD. - ADR	14,600	327,478
TELEFONICA S.A. - ADR	2,200	113,982
TELEKOM AUSTRIA AG - ADR	1,000	50,340
TURKCELL ILETISIM HIZMETLERI - ADR	12,600	167,580

UTILITIES - 0.8%		325,551
ENDESA, S.A. - ADR	2,000	85,200
GREEN MOUNTAIN POWER CORP.	100	3,337
KOREA ELECTRIC POWER CORP. - ADR	8,500	166,175
SEMPRA ENERGY	1,400	70,350
SOUTHWEST WATER CO.	40	489

INVESTMENT COMPANIES - 3.3%		1,361,248
(cost $1,135,612)
ISHARES FTSE/XINHUA CHINA 25 INDEX FUND	1,800	146,430
ISHARES SILVER TRUST*	1,300	148,863
SPDR TRUST SERIES 1	3,900	520,962
STREETTRACKS GOLD TRUST*	900	53,523
TEMPLETON DRAGON FUND, INC.	6,000	131,400
TEMPLETON EMERGING MARKETS FUND	12,400	237,832
TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.	1,800	122,238

TOTAL INVESTMENT SECURITIES - 102.0%		41,855,336
(cost $38,183,303)

ASSETS LESS OTHER LIABILITIES - (2.0)%		(816,652)

NET ASSETS - 100.0%		$41,038,684

*Non-income producing security.

ADR - American Depository Receipt.

The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:

Cost of investments	$ 38,451,270

Gross unrealized appreciation	5,970,825
Gross unrealized depreciation	(2,566,759)
Net unrealized appreciation	$ 3,404,066

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Marketocracy Funds

By (Signature and Title) /s/ Kendrick Kam
Kendrick W. Kam, President & Treasurer

Date October 16, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kendrick Kam
Kendrick W. Kam, President & Treasurer

Date October 26, 2006

* Print the name and title of each signing officer under his or her signature.